Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, 2017 Equity Incentive Plan, as amended
Amount Registered | shares	45,000,000
Proposed Maximum Offering Price per Unit	5.35
Maximum Aggregate Offering Price	$ 240,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 20,945.25
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of Class A common stock of Snap Inc. (the "Registrant") that become issuable under the 2017 Equity Incentive Plan, as amended (the "2017 Plan") set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Class A common stock, as applicable. (2) Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $5.35, the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on October 30, 2026. (3) These additional shares were added to the shares authorized for issuance under the 2017 Plan on November 4, 2026 pursuant to an amendment to the 2017 Plan approved by the compensation committee of the Registrant's board of directors and the Registrant's stockholders on such date.